Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2013
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2013		April 30, 2012
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$2.1	$2.0	$6.6	$19.5

Total derivatives designated as hedging instruments	$2.1	$2.0	$6.6	$19.5

Derivatives not designated as hedging instruments:
Commodity contracts	$3.6	$2.3	$3.1	$3.6
Foreign currency exchange contracts	0.7	0.2	0.4	1.0

Total derivatives not designated as hedging instruments	$4.3	$2.5	$3.5	$4.6

Total derivative instruments	$6.4	$4.5	$10.1	$24.1

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$(27.5)	$(31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	(39.6)	1.9

Change in accumulated other comprehensive loss	$12.1	$(33.7)

Losses recognized in cost of products sold (ineffective portion)	$(0.9)	$(0.9)

Interest rate contract gains and losses recognized on the derivative designated as a cash flow hedge

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$—	$(6.2)
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.5)	(0.3)

Change in accumulated other comprehensive loss	$0.5	$(5.9)

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2013	2012
Unrealized gains (losses) on commodity contracts	$6.1	$(7.8)
Unrealized gains (losses) on foreign currency exchange contracts	0.5	(0.8)

Total unrealized gains (losses) recognized in cost of products sold	$6.6	$(8.6)

Realized (losses) gains on commodity contracts	$(1.5)	$24.1
Realized gains on foreign currency exchange contracts	0.8	1.8

Total realized (losses) gains recognized in cost of products sold	$(0.7)	$25.9

Total gains recognized in cost of products sold	$5.9	$17.3

Outstanding derivative contracts

	Year Ended April 30,
	2013	2012
Commodity contracts	$347.6	$983.4
Foreign currency exchange contracts	56.8	94.4